Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year	$ 1,047	$ 1,072
Other comprehensive income (loss)	(5)	(25)
Balance, end of year	1,042	1,047
Losses included in net income (loss) related to financial instruments still held at the end of the year	0	0	[1],[2]
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Net income (loss)	7,774
Sales and settlements	(7,774)
Derivative Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Net income (loss)	(7,189)
Sales and settlements	7,189
Reserve
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year	(265,884)	(150,251)
Net income (loss)	(8,708)	15,670
Purchases and issuances	(140,054)	(138,736)
Sales and settlements	15,386	7,433
Balance, end of year	(399,260)	(265,884)
Losses included in net income (loss) related to financial instruments still held at the end of the year	$ (8,708)	$ 15,670	[1],[2]

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.
[2]	The previously issued 2015 financial statements improperly disclosed losses included in net income (loss) related to Reserves at fair value still held at December 31, 2015 by including issuances of $138,736. The December 31, 2015 amount has been corrected to conform with current year presentation.